Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Impairment Loss	$ 0	$ 34,964	$ 0
Applied Technologies Segment [Member]
Goodwill, Impairment Loss		30,067
On Road Segment [Member]
Goodwill, Impairment Loss		$ 4,897